Document and Entity Information	12 Months Ended
Mar. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2012
Registrant Name	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Central Index Key	0001112996
Amendment Flag	false
Document Creation Date	Mar. 28, 2012
Document Effective Date	Mar. 28, 2012
Prospectus Date	Mar. 28, 2012